Note 4 - Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]
NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	June 30, 2012	December 31, 2011
Display equipment for trade shows	$9,648	$9,648
Leasehold improvements and furniture and fixtures	74,083	74,083
Equipment and computers	157,335	101,053
Total	241,066	184,784
Less: Accumulated Depreciation	(87,068)	(76,541)
Net Property and Equipment	$153,998	$108,243

Depreciation expense for the six months ended June 30, 2012 and 2011 was $10,527 and $9,034, respectively.

NOTE 4 - PROPERTY AND EQUIPMENT

Property and equipment at December 31, 2011 and  2010 consists of the following:

	2011	2010
Display Equipment for Trade Shows	$9,648	$9,648
Leasehold Improvements and Furniture and Fixtures	74,083	46,332
Equipment and Computers	101,053	83,448
Total	184,784	139,428
Less: Accumulated Depreciation	76,541	55,644
Net Property and Equipment	$108,243	$83,784

Depreciation expense for the years ended December 31, 2011 and 2010 was $20,897 and $25,530, respectively.